Annual Fund Operating Expenses	Jun. 04, 2025
Cambria Global EW ETF | Cambria Global EW ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.25%
Cambria U.S. EW ETF | Cambria U.S. EW ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%

[1]	Other Expenses are estimated for the current fiscal year.